RESTRICTED CASH (Details Narrative) - USD ($)	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Restricted Cash [Abstract]
Restricted cash - current	$ 862,000	$ 6,389,000
Long-term restricted cash	$ 92,000	$ 92,000	$ 92,000